ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Purchase price allocation
Consideration given at fair value:
Note payable, net of discount	$340,000
Accounts payable	157,252
Non-controlling interest	113,333
$610,585

Assets acquired at fair value:
Cash	$460
Accounts receivable	39,034
$39,494
Goodwill	$571,091

Effective date	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

Proforma results
2019
Revenue	$8,002,875
Cost of Sales	4,826,475
Gross Profit	3,176,400
Expenses	(1,999,221)
Interest Expense	—
Income taxes	—
Net Income	$1,177,179

Fitness Container L L C [Member]
Purchase price allocation
Consideration given at fair value:
Note payable, net of discount	$340,000
Accounts payable	157,252
Non-controlling interest	113,333
$610,585

Assets acquired at fair value:
Cash	$460
Accounts receivable	39,034
$39,494
Goodwill	$571,091

Proforma results
	2020	2019
Revenue	$11,191,709	$11,630,775
Cost of Sales	7,270,166	6,513,624
Gross Profit	$3,921,543	$5,117,151
Expenses	(12,305,652)	7,844,692)
Other income (expense)	85,071	(10,875,850)
Net Loss	$(8,299,039)	$(13,603,991)
Loss per share	$0.01)	$0.10)

DBA Aire Fitness
Purchase price allocation
Proforma results